Commitments and Contingencies (Minimum Lease Payments Required Under Operating Leases that have Initial or Remaining Non-Cancellable Lease Terms in Excess of One Year) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Schedule of Operating Leases [Line Items]
2018	¥ 12,126
2019	9,418
2020	6,245
2021	4,697
2022	4,147
Thereafter	19,511
Total minimum lease payments	¥ 56,144